Segment Results (Additional Selected Financial Information For Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Depreciation expense	$ 42,665	$ 41,536	$ 32,916
Amortization expense	218,712	124,147	147,498
U.S. Branded Pharmaceuticals
Segment Reporting Information [Line Items]
Depreciation expense	16,209	19,828	15,540
Amortization expense	78,890	80,223	105,974
U.S. Generic Pharmaceuticals
Segment Reporting Information [Line Items]
Depreciation expense	16,751	13,354	12,343
Amortization expense	95,042	43,924	41,524
International Pharmaceuticals
Segment Reporting Information [Line Items]
Depreciation expense	1,856	0	0
Amortization expense	44,780	0	0
Corporate unallocated
Segment Reporting Information [Line Items]
Depreciation expense	$ 7,849	$ 8,354	$ 5,033